Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 04, 2013
Registrant Name	dei_EntityRegistrantName	Epiphany Funds
Central Index Key	dei_EntityCentralIndexKey	0001377031
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Feb. 04, 2013
Epiphany FFV Global Ecologic Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Epiphany FFV Global Ecologic Fund (the “Fund”) seeks long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany family of funds.  More information about these and other discounts is available from your financial professional and in the “Investing with Epiphany” section on page 12of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  Since the Fund has yet to commence operations, no portfolio turnover information is available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as described in the Fees and Expenses table.  Although actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The Example does not reflect any sales charges on reinvested dividends and distributions. If any sales charges were included, your costs would be higher.

You would pay the following expenses if you did not redeem your shares:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect any sales charges on reinvested dividends and distributions. If any sales charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Epiphany FFV Global Ecologic Fund seeks to achieve its investment objective by investing in equity securities of companies located anywhere in the world, including common stocks and dividend-paying preferred stocks.  The Fund invests in established U.S. and multinational companies, including American Depository Receipts (“ADRs”).  The Fund will invest, under normal market conditions, in at least three different countries, and invest at least 40% of the Fund’s assets in securities of companies domiciled outside of the U.S.

Under normal circumstances, the Fund seeks to encourage environmentally responsible business practices and a cleaner environment by investing substantially all, and in any case, no less than 80%, of its assets in environmentally responsible and sustainable companies.  These are defined as companies that provide goods or services that the Sub-Adviser has determined maintain the ecologic health and viability of the Earth and its human inhabitants or remediate negative ecologic impacts.  Such companies include those providing for the production and distribution of organic food and products, low carbon transportation (rail/bicycles), metals recycling, demand side energy efficiency, smart grid, renewable energy, pollution control, bioremediation, water efficiency, provision, remediation and energy storage.  The Fund invests in approximately 50 equity securities.  The Fund does not invest more than 5% of the total value of the Fund in pure play renewable energy.  The Fund may invest in companies of all sizes, and, under normal circumstances, at least 80% of the Fund’s assets will be in companies with at least $250 million market capitalization.  The companies also must pass the FFV Scorecard, an exclusionary screening tool used by Trinity Fiduciary Partners, LLC (the “Adviser”).  FFV refers to Faith and Family Values and represents the underlying theme of the social and moral screening.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk.  Therefore, it is possible to lose all or a portion of your investment in the Fund.  The following principal risks can affect the value of your investment:

General Market Risk.  The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short or long-term periods.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

Foreign Company and Emerging Markets Risk.  Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involves more risks than investing in U.S. securities.  Risks include currency exchange rates between foreign currencies and the U.S. dollar.  The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.  Lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs and delays in settlement also increase risk.  Brokerage commissions and other fees may be higher for foreign securities.  Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies.  These risks can increase the potential for losses in the Fund and affect its share price.

Concentration Risk.  Under normal market conditions, at least 80% of the Fund’s total assets will be invested in companies it believes promote environmental responsibility and sustainability.  While the such companies may exist across several different industries or sectors, to the extent these environmentally responsible or sustainable companies are viewed unfavorably by the market, or if industries where there exist environmentally responsible or sustainable companies, suffer a downturn, it may have a larger impact on the Fund than on a fund that does not concentrate its investments in these types of companies.

Environmentally and Socially Responsible Investing Risk.  The Fund’s environmental, social, moral and governance criteria limit the available investments compared to funds with no such criteria.  Under certain economic conditions, this could cause the Fund’s investment performance to be worse or better than similar funds with no such criteria.

Preferred Security Risk.  Preferred securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments.   Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default.  Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Portfolio Selection Risk.  Securities selected by the portfolio managers may not perform to expectations or may decline in value or not increase in value when the stock market in general is rising.  This could result in the Fund’s underperformance compared to other funds.

New Technology Risk.  The Fund may consider investments in new technologies intended to produce a clean and sustainable environment.  New technologies may not be cost effective, and the portfolio managers may select a new technology that is not successful.  It is also possible that interest in achieving a clean and sustainable environment may diminish.  The potential advantages of new technologies may be slow in both development and recognition.

Political Risk.  Investments in companies with ecological and environmental products are subject to political priorities and changing government regulations and subsidies that may impact the value of their securities.  There are also risks associated with a failure to enforce environmental law.  For example, if the government reduces environmental regulation or its enforcement, companies that produce products designed to provide a clean environment, and in which the Fund invests, are less likely to prosper.

Large Cap Company Risk.  Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Small and Medium-Sized Company Risk.  Investing in securities of small and medium-sized companies may involve greater volatility than investing in larger, more established companies.

New Fund Risk.  The Fund is a new mutual fund and has a limited history of operations.  The Sub-Adviser has not previously managed a mutual fund.

Derivatives Risk.  The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.  The value of derivatives may be volatile and that volatility may be exacerbated by the use of leverage, which is common for derivative strategies.  Derivatives may be illiquid.  The Fund may not be able to enter into, or terminate, a derivatives position when desired.  Derivatives are also subject to mispricing and improper valuation, and may increase the taxes payable by shareholders.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Fund has not yet commenced operations. Annual return information will be incorporated once the Fund has operated for a full calendar year.
Epiphany FFV Global Ecologic Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Fee for Redemptions Paid by Wire Transfer	rr_ShareholderFeeOther	10
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1]
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[3]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	675
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,041
Epiphany FFV Global Ecologic Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Fee for Redemptions Paid by Wire Transfer	rr_ShareholderFeeOther	10
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%	[1]
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.25%)	[3]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	359
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	359
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796
Epiphany FFV Global Ecologic Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Fee for Redemptions Paid by Wire Transfer	rr_ShareholderFeeOther	10
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1]
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[3]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
[1]	Because the Fund is a new fund, the "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the pro rata portion of the cumulative expenses charged by underlying funds in which the Fund invests. The Fund allocates uninvested cash to a money market fund.
[3]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A and Class N shares and 2.25% of the average daily net assets for Class C shares through February 28, 2014. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders.